CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	$ 1,532,959	¥ 9,973,891	¥ 4,109,577
Restricted cash	38,132	248,101
Held-to-maturity investments (Note 6)	37,807	245,981	671,776
Accounts receivable, net (Note 4)	738,289	4,803,527	2,333,918
Amounts due from related parties (Note 26(a))	1,566	10,191	8,352
Other receivables and prepayments, net (Note 5)	564,714	3,674,196	2,293,825
Inventories	1,069,771	6,960,251	4,948,609
Deferred tax assets (Note 23)			214,815
Total current assets	3,983,238	25,916,138	14,580,872
NON-CURRENT ASSETS
Property and equipment, net (Note 7)	1,023,750	6,660,825	4,467,451
Deposits for property and equipment	47,317	307,859	1,039,793
Land use rights, net (Note 8)	473,045	3,077,770	2,399,058
Intangible assets, net (Note 9)	61,632	400,994	725,147
Investment in affiliates (Note 10)	10,195	66,334	93,144
Other investments (Note 11)	59,579	387,640	503,117
Available-for-sale investments (Note 12)	22,483	146,282	407,944
Other long-term assets (Note 13)	56,370	366,760	510,821
Goodwill (Note 14)	56,423	367,106	367,106
Deferred tax assets (Note 23)	43,821	285,112
Total non-current assets	1,854,615	12,066,682	10,513,581
Total assets	5,837,853	37,982,820	25,094,453
CURRENT LIABILITIES
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB22,471 and RMB87,926 as of December 31, 2016 and 2017, respectively)	1,759,081	11,445,109	8,333,610
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,211,643 and RMB965,275 as of December 31, 2016 and 2017, respectively)	359,638	2,339,914	2,699,981
Accrued expenses and other current liabilities (Note 15) (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,257,667 and RMB1,618,716 as of December 31, 2016 and 2017, respectively).	543,650	3,537,151	3,322,599
Amounts due to related parties (Note 26(b)) (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB591 and RMB616 as of December 31, 2016 and 2017, respectively)	9,994	65,022	52,729
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB16,222 and RMB54,543 as of December 31, 2016 and 2017, respectively)	31,228	203,179	174,547
Securitization debt (Note 17) (Including securitization debt of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2016 and 2017, respectively)	116,810	760,000
Short term loans (Note 17) (Including short term loans of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and nil as of December 31, 2016 and 2017, respectively)	139,451	907,310
Total current liabilities	2,959,852	19,257,685	14,583,466
NON-CURRENT LIABILITIES
Deferred tax liability (Note 23) (Including deferred tax liability of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB4,904 and RMB4,224 as of December 31, 2016 and 2017, respectively)	2,614	17,007	100,583
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,928 and RMB838 as of December 31, 2016 and 2017, respectively)	55,738	362,649	246,902
Convertible senior notes (Note 18)	629,375	4,094,903	4,381,698
Total non-current liabilities	687,727	4,474,559	4,729,183
Total liabilities	3,647,579	23,732,244	19,312,649
COMMITMENTS AND CONTINGENCIES (Note 25)
SHAREHOLDERS' EQUITY:
Treasury shares, at cost (1,356,918 and nil Class A shares as of December 31, 2016 and 2017, respectively)			(707,441)
Additional paid-in capital	1,339,624	8,715,995	3,130,126
Retained earnings	861,116	5,602,681	3,653,026
Accumulated other comprehensive loss	(3,725)	(24,242)	(343,608)
Total Vipshop Holdings Limited shareholders' equity	2,197,028	14,294,519	5,732,180
Non-controlling interests	(6,754)	(43,943)	49,624
Total shareholders' equity	2,190,274	14,250,576	5,781,804
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,837,853	37,982,820	25,094,453
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	11	74	66
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 2	¥ 11	¥ 11